OTHER EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OTHER INCOME (EXPENSE)
OTHER EXPENSES	NOTE 9 – OTHER EXPENSES A breakout of other expense is as follows
	Three Months Ended March 31,
	2015	2014

Other expenses
Computer and internet	$511	$905
Telephone	237	339
Other	2,080	155
	$2,828	$1,399

NOTE 10 – OTHER EXPENSES

A breakout of other expense is as follows

	For the Year Ended December 31,
	2014	2013

Other expenses
Computer and internet	$5,115	$4,846
Telephone	970	1,281
Other	5,736	1,127
	$11,821	$7,254